Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Asset

	Goodwill € '000s	Customer databases € '000s	Brands € '000s	Licenses € '000s	Exclusive license rights € '000s	Marketing and data analytics know-how € '000s	Acquired technology € '000s	Internally-generated software development costs € '000s	Total € '000s
Cost
At January 1, 2021	18,843	15,981	74,093	3,484	55,000	99,277	29,110	11,415	307,203
Arising on business combinations	6,071	11,193	—	242	—	18,165	640	—	36,311
Disposals	—	—	—	—	—	—	(135)	(2,088)	(2,223)
Additions	—	—	—	1,994	—	—	—	21,612	23,606
Effects of movements in exchange rates	109	2	—	(10)	—	—	13	(18)	96
At December 31, 2021	25,023	27,176	74,093	5,710	55,000	117,442	29,628	30,921	364,993
Arising as a result of merger	—	—	—	—	—	—	—	10	10
Arising in business combinations	37,869	12,831	1,576	—	—	10,579	1,163	—	64,018
Disposals	—	—	—	(64)	—	—	—	(43)	(107)
Additions	—	—	—	863	—	—	(1,767)	22,401	21,497
Write off of goodwill	(278)	—	—	—	—	—	—	—	(278)
Effects of movements in exchange rates	(1,061)	(332)	(276)	(181)	—	122	(38)	45	(1,721)
At December 31, 2022	61,553	39,675	75,393	6,328	55,000	128,143	28,986	53,334	448,412

Accumulated amortization and impairment
At January 1, 2021	—	8,607	10,273	1,612	38,903	19,576	8,129	2,466	89,566
Amortization charge for the year	—	11,913	7,307	642	16,097	25,498	11,082	5,025	77,564
Disposals	—	—	—	—	—	—	—	(131)	(131)
Effects of movements in exchange rates	—	—	—	43	—	—	(25)	(1)	17
At December 31, 2021	—	20,520	17,580	2,297	55,000	45,074	19,186	7,359	167,016
Amortization charge for the year	—	4,876	7,360	819	—	26,322	7,190	8,780	55,347
Disposals	—	—	—	(2)	—	—	—	(68)	(70)
Effects of movements in exchange rates	—	(50)	(1)	(29)	—	(14)	(18)	2	(110)
At December 31, 2022	—	25,346	24,939	3,085	55,000	71,382	26,358	16,073	222,183

Net Book Value
At December 31, 2021	25,023	6,656	56,513	3,413	—	72,368	10,442	23,562	197,977
At December 31, 2022	61,553	14,329	50,454	3,243	—	56,761	2,628	37,261	226,229